Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Amounts due to Related Parties

As of December 31, 2019, and 2020, amounts due to related parties consisted of the following:

	December 31, 2019	December 31, 2020

Mr. Zhang Bing(1)	$726	$-
Mr. Lu Jia(2)	799	-
Mr.Wang jian (3)	-	230
TKK Symphony Sponsor 1	-	500
	$1,525	$730

(1)	Chairman of the Company's board of directors and CEO of the Company
(2)	Board member and vice president of the Company.
(3)	Legal representative, Director, and General Manager of Glary Prosperity

The balances of $1,525 and $730 as of December 31, 2019 and 2020, respectively, were borrowed from related parties for the Company's working capital needs. The balances are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Convertible promissory note – related party

On September 6, 2019, GS Holdings issued the Sponsor an unsecured promissory note in a principal amount of up to $1,100 (the "Sponsor Note") for working capital loans made or to be made by the Sponsor, pursuant to which $350 of previously provided advances were converted into loans under the Sponsor Note. The Note bore no interest and was due on the earlier of (i) the consummation of a Business Combination or (ii) the liquidation of GS Holdings. Up to $1,000 of the loans under the Sponsor Note could be converted into warrants, each warrant entitling the holders to receive one half of one ordinary share, at $0.50 per warrant. In September and October 2019, GS Holdings received an additional $750 under the Sponsor Note, bringing the total outstanding balance due under the Sponsor Note as of December 31, 2019 to an aggregate of $1,100.

On February 14, 2020, GS Holdings entered into an amended and restated promissory note with the Sponsor (the "Amended Sponsor Note") to extend the maturity date from the closing of the Business Combination to a date that is one year from the closing of the Business Combination. In addition, under the Amended Sponsor Note, TKK granted the Sponsor the right to convert the current outstanding balance of $1,400 under the Amended Sponsor Note to GS Holdings' ordinary shares at the conversion price equal to the volume-weighted average price of GS Holdings' ordinary shares on Nasdaq or such other securities exchange or securities market on which GS Holdings' ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00. On February 14, 2021, which is the maturity date of the Amended Sponsor Note, the Amended Sponsor Note automatically converted into 280,000 of GS Holdings' ordinary shares at a conversion price of $5.00 per share.